Schedule of Investments (unaudited) June 30, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 80.2%
AC Immune SA(a)(b)	669,665	$3,716,641
ACADIA Pharmaceuticals Inc.(a)(b)	1,439,900	38,488,527
Acceleron Pharma Inc.(a)(b)	526,519	21,629,400
Achillion Pharmaceuticals Inc.(a)(b)	1,387,233	3,717,784
Acorda Therapeutics Inc.(a)(b)	478,583	3,670,732
Adamas Pharmaceuticals Inc.(a)(b)	278,300	1,725,460
Adaptimmune Therapeutics PLC, ADR(a)(b)	816,962	3,284,187
Aduro Biotech Inc.(a)(b)	800,852	1,233,312
Adverum Biotechnologies Inc.(a)(b)	633,937	7,537,511
Aeglea BioTherapeutics Inc.(a)(b)	288,348	1,975,184
Agios Pharmaceuticals Inc.(a)(b)	586,702	29,264,696
Aimmune Therapeutics Inc.(a)(b)	624,750	13,007,295
Akcea Therapeutics Inc.(a)(b)	927,192	21,742,652
Akebia Therapeutics Inc.(a)	1,168,787	5,656,929
Alder Biopharmaceuticals Inc.(a)(b)	834,623	9,823,513
Alexion Pharmaceuticals Inc.(a)(b)	2,240,769	293,495,924
Alkermes PLC(a)	1,567,934	35,341,232
Allakos Inc.(a)(b)	430,968	18,673,843
Alnylam Pharmaceuticals Inc.(a)(b)	1,064,603	77,247,594
AMAG Pharmaceuticals Inc.(a)(b)	337,374	3,370,366
Amarin Corp. PLC, ADR(a)(b)	3,273,561	63,474,348
Amgen Inc.	3,307,284	609,466,295
Amicus Therapeutics Inc.(a)(b)	2,466,643	30,783,705
AnaptysBio Inc.(a)(b)	270,170	15,242,991
Apellis Pharmaceuticals Inc.(a)(b)	630,378	15,973,778
Aptinyx Inc.(a)(b)	340,881	1,138,543
Arbutus Biopharma Corp.(a)(b)	546,959	1,137,675
Arena Pharmaceuticals Inc.(a)(b)	495,370	29,043,543
Argenx SE, ADR(a)(b)	211,041	29,879,185
ArQule Inc.(a)(b)	1,093,030	12,034,260
Array BioPharma Inc.(a)	2,216,063	102,670,199
Arrowhead Pharmaceuticals Inc.(a)(b)	947,472	25,108,008
Ascendis Pharma A/S, ADR(a)(b)	450,727	51,901,214
Atara Biotherapeutics Inc.(a)(b)	461,726	9,285,310
Athenex Inc.(a)(b)	671,083	13,287,443
Audentes Therapeutics Inc.(a)(b)	442,659	16,759,070
Aurinia Pharmaceuticals Inc.(a)(b)	917,565	6,037,578
Autolus Therapeutics PLC , ADR(a)(b)	200,127	3,222,045
Avrobio Inc.(a)(b)	240,689	3,913,603
Axovant Gene Therapies Ltd.(a)(b)	237,182	1,477,644
BeiGene Ltd., ADR(a)(b)	393,715	48,800,974
BioCryst Pharmaceuticals Inc.(a)(b)	1,101,553	4,174,886
Biogen Inc.(a)(b)	1,256,844	293,938,106
BioMarin Pharmaceutical Inc.(a)	1,789,435	153,265,108
Bluebird Bio Inc.(a)(b)	550,841	70,066,975
Blueprint Medicines Corp.(a)(b)	488,373	46,068,225
Cara Therapeutics Inc.(a)(b)	396,296	8,520,364
Celgene Corp.(a)(b)	5,874,169	543,008,182
Cellectis SA, ADR(a)(b)	165,202	2,577,151
ChemoCentryx Inc.(a)(b)	578,382	5,378,953
China Biologic Products Holdings Inc.(a)(b)	389,326	37,102,768
Clovis Oncology Inc.(a)(b)	527,251	7,840,222
Coherus Biosciences Inc.(a)	691,368	15,279,233
Concert Pharmaceuticals Inc.(a)(b)	233,989	2,807,868
Corbus Pharmaceuticals Holdings Inc.(a)(b)	644,157	4,464,008
Crinetics Pharmaceuticals Inc.(a)(b)	241,476	6,036,900
CRISPR Therapeutics AG(a)(b)	528,746	24,903,937
Cytokinetics Inc.(a)(b)	576,933	6,490,496

Security	Shares	Value

Biotechnology (continued)
CytomX Therapeutics Inc.(a)(b)	453,220	$5,085,128
DBV Technologies SA, ADR(a)(b)	268,987	2,211,073
Deciphera Pharmaceuticals Inc.(a)(b)	381,647	8,606,140
Denali Therapeutics Inc.(a)(b)	954,926	19,824,264
Dicerna Pharmaceuticals Inc.(a)(b)	683,004	10,757,313
Eagle Pharmaceuticals Inc./DE(a)(b)	139,904	7,789,855
Editas Medicine Inc.(a)(b)	491,944	12,170,695
Eidos Therapeutics Inc.(a)(b)	366,313	11,385,008
Eiger BioPharmaceuticals Inc.(a)(b)	245,824	2,605,734
Enanta Pharmaceuticals Inc.(a)(b)	196,562	16,585,902
Epizyme Inc.(a)(b)	905,209	11,360,373
Esperion Therapeutics Inc.(a)(b)	267,938	12,464,476
Exelixis Inc.(a)	3,015,549	64,442,282
Fate Therapeutics Inc.(a)(b)	651,418	13,223,785
FibroGen Inc.(a)(b)	861,620	38,927,992
Five Prime Therapeutics Inc.(a)(b)	356,229	2,148,061
Flexion Therapeutics Inc.(a)(b)	381,717	4,695,119
Forty Seven Inc.(a)(b)	312,087	3,308,122
G1 Therapeutics Inc.(a)(b)	372,616	11,424,407
Galapagos NV, ADR(a)(b)	86,662	11,173,332
Genomic Health Inc.(a)(b)	369,679	21,504,227
Geron Corp.(a)(b)	1,872,246	2,639,867
Gilead Sciences Inc.	8,852,569	598,079,562
Global Blood Therapeutics Inc.(a)(b)	563,235	29,626,161
GlycoMimetics Inc.(a)(b)	433,434	5,166,533
Grifols SA, ADR	1,335,934	28,188,207
Halozyme Therapeutics Inc.(a)(b)	1,452,757	24,958,365
Homology Medicines Inc.(a)(b)	435,844	8,529,467
ImmunoGen Inc.(a)(b)	1,497,944	3,250,538
Immunomedics Inc.(a)(b)	1,914,826	26,558,637
Incyte Corp.(a)	2,142,835	182,055,262
Inovio Pharmaceuticals Inc.(a)(b)	986,587	2,900,566
Insmed Inc.(a)	872,660	22,340,096
Intellia Therapeutics Inc.(a)(b)	454,368	7,438,004
Intercept Pharmaceuticals Inc.(a)(b)	326,852	26,007,614
Intrexon Corp.(a)(b)	1,609,747	12,330,662
Ionis Pharmaceuticals Inc.(a)(b)	1,402,339	90,128,328
Iovance Biotherapeutics Inc.(a)(b)	1,233,438	30,243,900
Ironwood Pharmaceuticals Inc.(a)(b)	1,555,112	17,012,925
Karyopharm Therapeutics Inc.(a)(b)	608,427	3,644,478
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	190,013	2,572,776
Kura Oncology Inc.(a)(b)	382,186	7,525,242
Lexicon Pharmaceuticals Inc.(a)(b)	1,064,225	6,693,975
Ligand Pharmaceuticals Inc.(a)(b)	195,795	22,349,999
MacroGenics Inc.(a)(b)	488,870	8,296,124
Magenta Therapeutics Inc.(a)(b)	385,571	5,687,172
MannKind Corp.(a)(b)	1,882,479	2,164,851
Medicines Co. (The)(a)(b)	739,520	26,970,294
MediciNova Inc.(a)(b)	430,355	4,144,319
Minerva Neurosciences Inc.(a)(b)	385,664	2,171,288
Mirati Therapeutics Inc.(a)(b)	360,249	37,105,647
Momenta Pharmaceuticals Inc.(a)	984,709	12,259,627
Myriad Genetics Inc.(a)(b)	733,913	20,388,103
Neurocrine Biosciences Inc.(a)(b)	912,221	77,018,819
Novavax Inc.(a)	240,144	1,407,244
OPKO Health Inc.(a)(b)	6,152,991	15,013,298
PDL BioPharma Inc.(a)(b)	1,195,161	3,752,806
Portola Pharmaceuticals Inc.(a)(b)	680,679	18,466,821
Progenics Pharmaceuticals Inc.(a)(b)	849,421	5,240,928
ProQR Therapeutics NV(a)(b)	389,000	3,539,900

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Proteostasis Therapeutics Inc.(a)(b)	500,131	$488,078
Prothena Corp. PLC(a)(b)	400,487	4,233,148
PTC Therapeutics Inc.(a)(b)	583,937	26,277,165
Puma Biotechnology Inc.(a)(b)	386,148	4,907,941
Ra Pharmaceuticals Inc.(a)(b)	422,740	12,711,792
Radius Health Inc.(a)(b)	460,761	11,224,138
Regeneron Pharmaceuticals Inc.(a)(b)	914,550	286,254,150
REGENXBIO Inc.(a)(b)	366,105	18,806,814
Replimune Group Inc.(a)	317,953	4,661,191
Retrophin Inc.(a)(b)	412,198	8,281,058
Rhythm Pharmaceuticals Inc.(a)(b)	343,022	7,546,484
Rigel Pharmaceuticals Inc.(a)(b)	1,679,626	4,383,824
Rocket Pharmaceuticals Inc.(a)(b)	503,670	7,555,050
Rubius Therapeutics Inc.(a)(b)	798,785	12,564,888
Sage Therapeutics Inc.(a)(b)	511,114	93,579,862
Sangamo Therapeutics Inc.(a)(b)	1,152,864	12,416,345
Sarepta Therapeutics Inc.(a)(b)	741,136	112,615,615
Savara Inc.(a)(b)	377,079	893,677
Seattle Genetics Inc.(a)(b)	1,612,001	111,566,589
Seres Therapeutics Inc.(a)(b)	405,054	1,304,274
Solid Biosciences Inc.(a)(b)	355,660	2,045,045
Spark Therapeutics Inc.(a)(b)	383,869	39,300,508
Spectrum Pharmaceuticals Inc.(a)(b)	1,118,875	9,633,514
Surface Oncology Inc.(a)(b)	281,611	794,143
Synlogic Inc.(a)(b)	258,951	2,356,454
Syros Pharmaceuticals Inc.(a)(b)	424,852	3,934,129
Tocagen Inc.(a)(b)	239,469	1,599,653
Translate Bio Inc.(a)(b)	508,217	6,418,781
Ultragenyx Pharmaceutical Inc.(a)(b)	574,358	36,471,733
uniQure NV(a)	377,725	29,519,209
United Therapeutics Corp.(a)(b)	437,702	34,167,018
UNITY Biotechnology Inc.(a)(b)	425,254	4,039,913
Unum Therapeutics Inc.(a)(b)	305,089	799,333
UroGen Pharma Ltd.(a)(b)	207,786	7,467,829
Vanda Pharmaceuticals Inc.(a)(b)	529,459	7,460,077
Veracyte Inc.(a)	470,950	13,426,784
Verastem Inc.(a)(b)	750,283	1,132,927
Vertex Pharmaceuticals Inc.(a)	2,449,103	449,116,508
Voyager Therapeutics Inc.(a)(b)	369,233	10,050,522
Xencor Inc.(a)(b)	563,319	23,056,647
Xenon Pharmaceuticals Inc.(a)(b)	257,587	2,539,808
Zafgen Inc.(a)(b)	375,182	446,467
Zai Lab Ltd., ADR(a)	215,238	7,505,349

		6,048,279,702

Chemicals — 0.0%
Amyris Inc.(a)(b)	1,009,287	3,593,062

Health Care Equipment & Supplies — 0.9%
Cerus Corp.(a)(b)	1,379,705	7,753,942
Neuronetics Inc.(a)(b)	182,979	2,289,067
Novocure Ltd.(a)(b)	956,995	60,510,794

		70,553,803

Health Care Providers & Services — 0.1%
PetIQ Inc.(a)(b)	223,496	7,366,428

Life Sciences Tools & Services — 10.3%
Bio-Techne Corp.	378,455	78,904,083
Illumina Inc.(a)(b)	1,405,548	517,452,496
Luminex Corp.	449,467	9,276,999
Medpace Holdings Inc.(a)(b)	358,531	23,455,098

Security	Shares	Value

Life Sciences Tools & Services (continued)
NanoString Technologies Inc.(a)(b)	350,264	$10,630,512
Pacific Biosciences of California Inc.(a)(b)	1,525,735	9,230,697
PRA Health Sciences Inc.(a)(b)	656,152	65,057,471
Quanterix Corp.(a)(b)	225,814	7,630,255
Syneos Health Inc.(a)(b)	1,036,808	52,970,521

		774,608,132

Pharmaceuticals — 8.4%
AcelRx Pharmaceuticals Inc.(a)(b)	788,730	1,995,487
Aclaris Therapeutics Inc.(a)(b)	411,319	900,789
Aerie Pharmaceuticals Inc.(a)(b)	458,862	13,559,372
Akorn Inc.(a)(b)	1,260,816	6,493,202
Amphastar Pharmaceuticals Inc.(a)(b)	470,361	9,929,321
ANI Pharmaceuticals Inc.(a)(b)	120,295	9,888,249
Aquestive Therapeutics Inc.(a)(b)	253,786	1,065,901
Aratana Therapeutics Inc.(a)(b)	491,923	2,538,323
Assertio Therapeutics Inc.(a)(b)	637,718	2,200,127
Collegium Pharmaceutical Inc.(a)(b)	334,616	4,400,200
Corium International Inc.(b)(c)	416,117	74,901
Cymabay Therapeutics Inc.(a)(b)	689,123	4,934,121
Dermira Inc.(a)(b)	536,354	5,127,544
Dova Pharmaceuticals Inc.(a)(b)	278,622	3,928,570
Eloxx Pharmaceuticals Inc.(a)(b)	360,941	3,598,582
Endo International PLC(a)(b)	2,264,420	9,329,410
Evolus Inc.(a)(b)	274,047	4,006,567
EyePoint Pharmaceuticals Inc.(a)(b)	1,064,379	1,745,582
Foamix Pharmaceuticals Ltd.(a)(b)	535,003	1,273,307
GW Pharmaceuticals PLC, ADR(a)(b)	292,325	50,393,907
Horizon Therapeutics PLC(a)(b)	1,848,246	44,468,799
Hutchison China MediTech Ltd., ADR(a)(b)	357,363	7,861,986
Innoviva Inc.(a)	1,010,953	14,719,476
Intra-Cellular Therapies Inc.(a)(b)	553,798	7,188,298
Jazz Pharmaceuticals PLC(a)	566,171	80,713,338
Kala Pharmaceuticals Inc.(a)(b)	334,966	2,137,083
Mylan NV(a)(b)	5,150,814	98,071,498
MyoKardia Inc.(a)(b)	460,410	23,084,957
Nektar Therapeutics(a)(b)	1,741,861	61,975,414
Ocular Therapeutix Inc.(a)(b)	418,176	1,839,974
Omeros Corp.(a)(b)	488,576	7,665,757
Optinose Inc.(a)(b)	411,292	2,911,947
Pacira BioSciences Inc.(a)(b)	412,630	17,945,279
Paratek Pharmaceuticals Inc.(a)(b)	322,937	1,288,519
Reata Pharmaceuticals Inc., Class A(a)(b)	244,008	23,022,155
resTORbio Inc.(a)(b)	353,839	3,609,158
Revance Therapeutics Inc.(a)(b)	442,354	5,737,331
SIGA Technologies Inc.(a)(b)	807,065	4,584,129
Strongbridge Biopharma PLC(a)(b)	544,205	1,703,362
Supernus Pharmaceuticals Inc.(a)(b)	523,069	17,308,353
TherapeuticsMD Inc.(a)(b)	2,406,475	6,256,835
Theravance Biopharma Inc.(a)(b)	560,987	9,160,918
Tricida Inc.(a)(b)	491,108	19,379,122
WaVe Life Sciences Ltd.(a)(b)	342,396	8,933,112
Xeris Pharmaceuticals Inc.(a)(b)	269,004	3,077,406
Zogenix Inc.(a)(b)	424,164	20,266,556

		632,294,224

Total Common Stocks — 99.9% (Cost: $9,304,230,501)		7,536,695,351

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 17.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	1,294,526,534	$1,295,173,797
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	8,514,819	8,514,819

		1,303,688,616

Total Short-Term Investments — 17.3% (Cost: $1,303,158,267)		1,303,688,616

Total Investments in Securities — 117.2% (Cost: $10,607,388,768)		8,840,383,967

Other Assets, Less Liabilities — (17.2)%		(1,296,681,440)

Net Assets — 100.0%		$7,543,702,527

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,347,750,951	(53,224,417)	1,294,526,534	$1,295,173,797	$2,670,918	(a)	$(4,939)	$130,650
BlackRock Cash Funds: Treasury, SL Agency Shares	8,677,695	(162,876)	8,514,819	8,514,819	24,900		—	—

				$1,303,688,616	$2,695,818		$(4,939)	$130,650

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,536,620,450	$—	$74,901	$7,536,695,351
Money Market Funds	1,303,688,616	—	—	1,303,688,616

	$8,840,309,066	$—	$74,901	$8,840,383,967

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

3